Gross Unrealized Losses on, and Fair Value of Investment Securities, Aggregated by Investment Category and Length of Time that Individual investment Securities have been in a Continuous Unrealized Loss Position (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Gain (Loss) on Investments [Line Items]
Less than 12 months Fair value	¥ 0	¥ 198
Less than 12 months Unrealized loss	0	6
12 months or more Fair value	1	23
12 months or more Unrealized loss	0	2
Equity securities
Gain (Loss) on Investments [Line Items]
Less than 12 months Fair value	0	16
Less than 12 months Unrealized loss	0	1
12 months or more Fair value	1	23
12 months or more Unrealized loss	0	2
Debt Securities
Gain (Loss) on Investments [Line Items]
Less than 12 months Fair value		182
Less than 12 months Unrealized loss		¥ 5